Note 16 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of investment securities portions [text block]
	2017	2016

Debt held-to-maturity (i)	122.0	104.3
Non-current investments securities	122.0	104.3

Financial asset at fair value through profit or loss-held for trading	11.9	282.8
Current investments securities	11.9	282.8

Total	133.9	387.1